NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Fair Value Measurements: Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 30, 2022
Details
Derivative liabilities	$ 102,011	$ 92,527
Convertible Debt, Issued	297,807
Convertible Debt, Change In Fair Value Recognized In Operations	(203,822)
Convertible Debt, Converted	$ (84,501)